Expense Example {- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund Retail PRO-07 - Fidelity Advisor Mortgage Securities Fund - Fidelity Mortgage Securities Fund
Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567